SENIOR UNSECURED DEBENTURES AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
SENIOR UNSECURED DEBENTURES AND LONG-TERM DEBT
SENIOR UNSECURED DEBENTURES AND LONG-TERM DEBT

7.                                      SENIOR UNSECURED DEBENTURES AND LONG-TERM DEBT

(a)                                  Senior Unsecured Debentures

On December 22, 2004, MID issued Cdn. $265.0 million of 6.05% senior unsecured debentures (the “Debentures”) due December 22, 2016, at a price of Cdn. $995.70 per Cdn. $1,000.00 of principal amount. The Debentures rank equally with all MID’s existing and future senior unsecured indebtedness.

The Debentures are redeemable, in whole or in part, at MID’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a Debenture, a price equal to which, if the Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 42.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 22, 2016. At December 31, 2011, all of the Debentures remained outstanding.

Interest on the Debentures is payable in Canadian dollars on a semi-annual basis. The unamortized portion of the $3.1 million of expenses incurred in connection with the issuance of the Debentures is presented as a reduction of the carrying amount on the Company’s consolidated balance sheets. These costs, together with the discount in the issue price of the Debentures of Cdn. $1.1 million, are being accreted into the carrying value of the Debentures over the term to maturity with a corresponding charge to interest expense.

(b)                                 Long-term Debt

At December 31, 2010, the Company had a mortgage in the amount of $2.3 million which bore interest at 8.1% per annum with a maturity date in January 2011. The mortgage was fully repaid in January 2011.

(c)                                  The Company’s net interest expense, including interest expense and other financing costs on bank indebtedness (note 9) and the senior unsecured debentures, is comprised as follows:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Gross interest cost	$17,849	$18,698	$15,166
Less: interest capitalized	(1,209)	(182)	(67)
Interest expense	16,640	18,516	15,099
Interest income	(714)	(299)	(412)
Interest expense, net	$15,926	$18,217	$14,687

Interest capitalized relates to real estate properties under development.

Gross interest cost consists of the following:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Interest on indebtedness initially incurred for a term of more than one year	$16,571	$16,092	$14,602
Other interest	1,278	2,606	564
	$17,849	$18,698	$15,166

Consolidated interest paid in cash for the year ended December 31, 2011 was $18.0 million (2010 — $18.8 million; 2009 — $16.2 million).